Other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in intangible assets other than goodwill [abstract]
Contractual commitments for acquisition of intangible assets	€ 601	€ 417
Development expenditures
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization	1,424	1,492	€ 1,194
Impairment losses and asset write-offs	110	121	221
Development expenditures | SUV
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment losses and asset write-offs		90
Development expenditures | Externally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	5,980
Intangible assets other than goodwill	6,444	5,980
Development expenditures | Internally generated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	3,379
Intangible assets other than goodwill	3,253	3,379
Development expenditures | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	2,586	2,558
Development expenditures | Gross amount | Externally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	11,072	9,262
Additions	1,997	1,546
Divestitures	(289)	(1)
Translation differences and other changes	(967)	265
Transfer to Assets held for sale		0
Intangible assets other than goodwill	11,813	11,072	9,262
Development expenditures | Gross amount | Internally generated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	7,667	6,487
Additions	589	1,012
Divestitures	(40)	(49)
Translation differences and other changes	(130)	217
Transfer to Assets held for sale		0
Intangible assets other than goodwill	8,086	7,667	6,487
Development expenditures | Accumulated amortization and impairment losses | Externally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(5,092)	(3,993)
Amortization	(829)	(962)
Impairment losses and asset write-offs	(52)	(29)
Divestitures	289	0
Translation differences and other changes	315	(108)
Transfer to Assets held for sale		0
Intangible assets other than goodwill	(5,369)	(5,092)	(3,993)
Development expenditures | Accumulated amortization and impairment losses | Internally generated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(4,288)	(3,617)
Amortization	(595)	(530)
Impairment losses and asset write-offs	(58)	(92)
Divestitures	35	37
Translation differences and other changes	73	(86)
Transfer to Assets held for sale		0
Intangible assets other than goodwill	(4,833)	(4,288)	(3,617)
Patents, concessions, licenses and credits
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	1,744
Intangible assets other than goodwill	1,554	1,744
Patents, concessions, licenses and credits | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	3,552	3,120
Additions	356	490
Divestitures	(16)	(80)
Translation differences and other changes	(309)	22
Transfer to Assets held for sale		0
Intangible assets other than goodwill	3,583	3,552	3,120
Patents, concessions, licenses and credits | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(1,808)	(1,583)
Amortization	(371)	(210)
Impairment losses and asset write-offs	0	0
Divestitures	10	20
Translation differences and other changes	140	(35)
Transfer to Assets held for sale		0
Intangible assets other than goodwill	(2,029)	(1,808)	(1,583)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	319
Intangible assets other than goodwill	291	319
Other intangible assets | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	801	701
Additions	65	58
Divestitures	(1)	(7)
Translation differences and other changes	(61)	87
Transfer to Assets held for sale		(38)
Intangible assets other than goodwill	804	801	701
Other intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(482)	(431)
Amortization	(61)	(56)
Impairment losses and asset write-offs	0	(1)
Divestitures	0	6
Translation differences and other changes	30	(31)
Transfer to Assets held for sale		31
Intangible assets other than goodwill	(513)	(482)	(431)
Finite-lived intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	11,422
Intangible assets other than goodwill	11,542	11,422
Finite-lived intangible assets | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	23,092	19,570
Additions	3,007	3,106
Divestitures	(346)	(137)
Translation differences and other changes	(1,467)	591
Transfer to Assets held for sale		(38)
Intangible assets other than goodwill	24,286	23,092	19,570
Finite-lived intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(11,670)	(9,624)
Amortization	(1,856)	(1,758)
Impairment losses and asset write-offs	(110)	(122)
Divestitures	334	63
Translation differences and other changes	558	(260)
Transfer to Assets held for sale		31
Intangible assets other than goodwill	€ (12,744)	€ (11,670)	€ (9,624)